Stock-Based Compensation (Details) - Schedule of RSAs Activities	9 Months Ended
Sep. 30, 2023 $ / shares shares
Schedule Of Rsas Activities Abstract
Number of Shares, Nonvested, beginning balance | shares	30,318
Weighted Average Grant Date Fair Value per Share,Nonvested beginning balance | $ / shares	$ 1.07
Number of Shares,Vested | shares	(30,318)
Weighted Average Grant Date Fair Value per Share, Vested | $ / shares	$ 1.07
Number of Shares, Nonvested ending balance | shares
Weighted Average Grant Date Fair Value per Share, Nonvested ending balance | $ / shares